Employee benefits (Details 4) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Reconciliation of changes in net assets available for benefits [abstract]
Fair value of plan assets at the beginning of the year	₨ 20,712	₨ 35,589	₨ 33,135
Interest income	1,418	2,667	2,590
Remeasurements - return on plan assets excluding amounts included in interest income	(1,493)	(14,785)	66
Employer contributions	20,292	7,500	8,103
Benefits paid	(8,362)	(10,259)	(8,305)
Fair value of plan assets at the end of the year	32,567	20,712	35,589
Actual return on plan assets	₨ (75)	₨ (12,118)	₨ 2,656